STATEMENT OF OPERATIONS (USD $)	11 Months Ended	12 Months Ended	23 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011
Revenue	$ 0	$ 0	$ 0
Operating expenses	(61,673)	(479,050)	(540,723)
Formation costs	(5,317)	0	(5,317)
Total operating expenses	(66,990)	(479,050)	(546,040)
Operating loss	(66,990)	(479,050)	(546,040)
Interest earned from investment held in trust	0	20,919	20,919
Net loss	$ (66,990)	$ (458,131)	$ (525,121)
Weighted average shares outstanding (in shares)	1,425,686	4,085,986
Basic and diluted net loss per share (in dollars per share)	$ (0.05)	$ (0.11)